Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

May 31, 2013

Dates Covered
Collections Period	05/01/13 - 05/31/13
Interest Accrual Period	05/15/13 - 06/16/13
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/13	640,572,199.79	37,829
Yield Supplement Overcollateralization Amount at 04/30/13	9,385,539.68	0

Receivables Balance at 04/30/13	649,957,739.47	37,829
Principal Payments	26,438,945.56	992
Defaulted Receivables	1,069,956.67	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/13	8,820,588.17	0

Pool Balance at 05/31/13	613,628,249.07	36,785

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	7,033,663.22	531
Past Due 61-90 days	1,315,621.53	90
Past Due 91 + days	366,547.46	29

Total	8,715,832.21	650

Total 31+ Delinquent as % Ending Pool Balance	1.42%

Recoveries	720,219.34

Aggregate Net Losses/(Gains)—May 2013	349,737.33

Overcollateralization Target Amount	27,613,271.21
Actual Overcollateralization	27,613,271.21

Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	5.06%
Weighted Average Remaining Term	49.52

Flow of Funds	$ Amount
Collections	29,411,211.72
Advances	881.74
Investment Earnings on Cash Accounts	1,502.95
Servicing Fee	(541,631.45)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	28,871,964.96

Distributions of Available Funds
(1) Class A Interest	317,692.05
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	25,731,472.94
(7) Distribution to Certificateholders	2,799,282.80
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	28,871,964.96

Servicing Fee	541,631.45
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 05/15/13	611,746,450.80
Principal Paid	25,731,472.94
Note Balance @ 06/17/13	586,014,977.86

Class A-1
Note Balance @ 05/15/13	0.00
Principal Paid	0.00
Note Balance @ 06/17/13	0.00
Note Factor @ 06/17/13	0.0000000%

Class A-2
Note Balance @ 05/15/13	208,136,450.80
Principal Paid	25,731,472.94
Note Balance @ 06/17/13	182,404,977.86
Note Factor @ 06/17/13	58.8783014%

Class A-3
Note Balance @ 05/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	257,000,000.00
Note Factor @ 06/17/13	100.0000000%

Class A-4
Note Balance @ 05/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	127,670,000.00
Note Factor @ 06/17/13	100.0000000%

Class B
Note Balance @ 05/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	18,940,000.00
Note Factor @ 06/17/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	341,209.22
Total Principal Paid	25,731,472.94

Total Paid	26,072,682.16

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	90,192.46
Principal Paid	25,731,472.94

Total Paid to A-2 Holders	25,821,665.40

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3776903
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4826081

Total Distribution Amount	28.8602984

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2911312
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	83.0583374

Total A-2 Distribution Amount	83.3494686

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/13	83,318.39
Balance as of 05/31/13	84,200.13
Change	881.74

Reserve Account
Balance as of 05/15/13	2,310,518.58
Investment Earnings	110.50
Investment Earnings Paid	(110.50)
Deposit/(Withdrawal)	—
Balance as of 06/17/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58